Going Concern	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Going Concern
Note 3: Going Concern

As of November 30, 2019, the Company had cash of $0.1 million and a working capital deficiency of $18.5 million. During the quarter ended November 30, 2019, the Company used approximately $1.5 million of cash in its operations, consisting of a net loss of $2.6 million, reduced by net non-cash charges and gains of $0.3 million and working capital changes of $0.8 million. During the year ended August 31, 2019, the Company used approximately $2.1 million of cash in its operations, consisting of a net loss of $18.7 million, reduced by net non-cash charges and gains of $10.8 million and working capital changes of $6.0 million. The Company has incurred recurring losses resulted in an accumulated deficit of $48 million as of November 30, 2019. These conditions raise substantial doubt as to the Company’s ability to continue as going concern within one year from issuance date of the financial statements.

The ability of the Company to continue as a going concern is dependent upon generating profitable operations in the future and obtaining additional funds by way of public or private offering to meet the Company’s obligations and repay its liabilities when they become due. The Company has a recurring revenue business model that generated $12.4 million of gross profit for the year ended August 31, 2019 and $3.3 million for the quarter ended November 30, 2019.

The Company’s plans and expectations for the next 12 months include raising additional capital to help fund expansion of its operations, including the continued development and support of its IT and HR platform and settling its outstanding debt as it comes due. The Company engaged an investment banking firm to assist the Company in (i) preparing information materials, (ii) advising the Company concerning the structure, price and conditions and (iii) organizing the marketing efforts with potential investors in connection with a financing transaction.

Historically, the Company’s principal source of financing has come through the sale of its common stock and issuance of convertible notes. The Company successfully completed an Initial Public Offering (IPO) on NASDAQ on June 29, 2017, raising a total of $12 million ($10.9 million net of costs). In June 2018, the Company completed a private placement of 8% senior secured convertible notes to institutional investors raising $9 million of gross proceeds ($8.4 million net of costs). In March 2019, the Company completed a private placement of senior secured notes to institutional investors raising $3.75 million ($3.3 million net of costs). As of November 30, 2019 all of the $6.8 million of principal was in default. Subsequent to November 30, 2019, approximately $2.7 million of the notes in default were exchanged for new convertible notes payable. See Notes 4 and 9 for additional information.

Subsequent to November 30, 2019 and as described in Note 9 below, in January 2020, the Company assigned approximately 60% of its customer contracts representing approximately 50% of its recurring gross profit in exchange for $9.7 million in cash and expects to receive $9.5 million ratably over the four years following the transaction close, subject to certain closing conditions. The Company will transfer $1.7 million of working capital after closing the transaction and approximately $6 million of the Company’s annualized gross profit.

The Company believes that its current cash position, after collection of the proceeds from the January 2020 customer assignment transaction, along with its revenue growth and the financing from potential institutional investors will be sufficient to fund its operations for at least a year from the date these financials are available. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months from the date of this report, the Company may need to curtail certain aspects of its operations or expansion activities, consider the sale of its assets, or consider other means of financing. The Company can give no assurance that it will be successful in implementing its business plan and obtaining financing on terms advantageous to the Company or that any such additional financing would be available to the Company. As such, these conditions raise substantial doubt as to its ability to continue as a going concern within one year from the issuance date of the financial statements. These consolidated financial statements do not include any adjustments from this uncertainty.

As of August 31, 2019, the Company had cash of $1.6 million and a working capital deficiency of $15.9 million. During the year ended August 31, 2019, the Company used approximately $2.1 million of cash in its operations, consisting of a net loss of $18.7 million, reduced by net non-cash charges and gains of $10.8 million and working capital changes of $6.0 million. For the most recent quarter ending August 31, 2019, cash flows used in operations were $0.5 million. The Company has incurred recurring losses resulted in an accumulated deficit of $45 million as of August 31, 2019. These conditions raise substantial doubt as to the Company’s ability to continue as going concern within one year from issuance date of the financial statements.

The ability of the Company to continue as a going concern is dependent upon generating profitable operations in the future and obtaining additional funds by way of public or private offering to meet the Company’s obligations and repay its liabilities when they become due. The Company has a recurring revenue business model that generated $12.4 million of gross profit for the year of which $3.6 million is attributable to the fourth fiscal quarter. On an annualized basis, a projected twelve-month gross profit based solely on the fourth quarter would be $14.4 million. For the year ended August 31, 2019, the Company had $22.1 million of operating expenses, of which $1.4 million was non-cash depreciation and share based compensation. Of the remaining $20.7 million, $4.9 million was for software development and marketing related spending for the HRIS and mobile application systems, including licensing and related salaries and consulting fees, with an additional $1.4 million for legal services, settlements and costs.

The Company’s plans and expectations for the next 12 months include raising additional capital to help fund expansion of its operations, including the continued development and support of its IT and HR platform and settling its outstanding debt as it comes due. The Company engaged an investment banking firm to assist the Company in (i) preparing information materials, (ii) advising the Company concerning the structure, price and conditions and (iii) organizing the marketing efforts with potential investors in connection with a financing transaction. With the added development and marketing investment into the mobile application, the Company anticipates the need to raise additional capital coupled with using its actual cash position and continue leveraging its payables until it reaches breakeven at about 25,000 worksite employees.

Historically, the Company’s principal source of financing has come through the sale of its common stock and issuance of convertible notes. The Company successfully completed an Initial Public Offering (IPO) on NASDAQ on June 29, 2017, raising a total of $12 million ($10.9 million net of costs). In June 2018, the Company completed a private placement of 8% senior secured convertible notes to institutional investors raising $9 million of gross proceeds ($8.4 million net of costs). In March 2019, the Company completed a private placement of senior secured notes to institutional investors raising $3.75 million ($3.3 million net of costs).

The Company believes that its current cash position, along with its revenue growth and the financing from potential institutional investors will be sufficient to fund its operations for at least a year from the date these financials are available. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months from the date of this report, the Company may need to curtail certain aspects of its operations or expansion activities, consider the sale of its assets, or consider other means of financing. The Company can give no assurance that it will be successful in implementing its business plan and obtaining financing on terms advantageous to the Company or that any such additional financing would be available to the Company. As such, these conditions raise substantial doubt as to its ability to continue as a going concern within one year from the issuance date of the financial statements. These consolidated financial statements do not include any adjustments from this uncertainty.